FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2019			2018
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$51	$—	$—	$88	$—
Corporate bonds	—	1,076	267	—	632	—
Fixed income securities and other	23	393	547	22	369	490
Common shares and warrants	2,277	356	673	1,928	229	222
Loans and notes receivables	—	95	3	—	46	4
Accounts receivable and other	13	1,666	179	44	1,990	79
	$2,313	$3,637	$1,669	$1,994	$3,354	$795
Financial liabilities
Accounts payable and other	$88	$3,071	$642	$81	$2,622	$659
Subsidiary equity obligations	—	31	1,852	—	85	1,640
	$88	$3,102	$2,494	$81	$2,707	$2,299
The following table list the company’s financial instruments by their respective classification as at June 30, 2019 and December 31, 2018:

	2019		2018
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$7,447	$7,447	$8,390	$8,390
Other financial assets
Government bonds	51	51	88	88
Corporate bonds	1,671	1,671	905	905
Fixed income securities and other	963	963	1,037	1,037
Common shares and warrants	3,306	3,306	2,379	2,379
Loans and notes receivable	1,516	1,516	1,818	1,818
	7,507	7,507	6,227	6,227
Accounts receivable and other	13,297	13,297	12,562	12,562
	$28,251	$28,251	$27,179	$27,179
Financial liabilities
Corporate borrowings	$7,060	$7,662	$6,409	$6,467
Non-recourse borrowings of managed entities
Property-specific borrowings	117,146	119,085	103,209	104,291
Subsidiary borrowings	6,225	6,413	8,600	8,557
	123,371	125,498	111,809	112,848
Accounts payable and other	27,423	27,423	23,989	23,989
Subsidiary equity obligations	4,104	4,104	3,876	3,876
	$161,958	$164,687	$146,083	$147,180

Carrying and fair values of financial liabilities
The following table list the company’s financial instruments by their respective classification as at June 30, 2019 and December 31, 2018:

	2019		2018
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$7,447	$7,447	$8,390	$8,390
Other financial assets
Government bonds	51	51	88	88
Corporate bonds	1,671	1,671	905	905
Fixed income securities and other	963	963	1,037	1,037
Common shares and warrants	3,306	3,306	2,379	2,379
Loans and notes receivable	1,516	1,516	1,818	1,818
	7,507	7,507	6,227	6,227
Accounts receivable and other	13,297	13,297	12,562	12,562
	$28,251	$28,251	$27,179	$27,179
Financial liabilities
Corporate borrowings	$7,060	$7,662	$6,409	$6,467
Non-recourse borrowings of managed entities
Property-specific borrowings	117,146	119,085	103,209	104,291
Subsidiary borrowings	6,225	6,413	8,600	8,557
	123,371	125,498	111,809	112,848
Accounts payable and other	27,423	27,423	23,989	23,989
Subsidiary equity obligations	4,104	4,104	3,876	3,876
	$161,958	$164,687	$146,083	$147,180
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2019			2018
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$51	$—	$—	$88	$—
Corporate bonds	—	1,076	267	—	632	—
Fixed income securities and other	23	393	547	22	369	490
Common shares and warrants	2,277	356	673	1,928	229	222
Loans and notes receivables	—	95	3	—	46	4
Accounts receivable and other	13	1,666	179	44	1,990	79
	$2,313	$3,637	$1,669	$1,994	$3,354	$795
Financial liabilities
Accounts payable and other	$88	$3,071	$642	$81	$2,622	$659
Subsidiary equity obligations	—	31	1,852	—	85	1,640
	$88	$3,102	$2,494	$81	$2,707	$2,299

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value June 30, 2019	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,666 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,071)
Other financial assets	1,971	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(31)	Aggregated market prices of underlying investments

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value June 30, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$547	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	267	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	673	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,852)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	179 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(642)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value June 30, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$547	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	267	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	673	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,852)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	179 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(642)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

Disclosure of changes in level 3 financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the period ended June 30, 2019:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2019	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$1,314	$2,349	$795	$2,299
Fair value changes in net income	115	(28)	135	6
Fair value changes in other comprehensive income[1]	35	1	37	2
Additions, net of disposals	205	172	702	187
Balance, end of period	$1,669	$2,494	$1,669	$2,494

1.	Includes foreign currency translation.

Disclosure of changes in level 3 financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the period ended June 30, 2019:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2019	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$1,314	$2,349	$795	$2,299
Fair value changes in net income	115	(28)	135	6
Fair value changes in other comprehensive income[1]	35	1	37	2
Additions, net of disposals	205	172	702	187
Balance, end of period	$1,669	$2,494	$1,669	$2,494

1.	Includes foreign currency translation.